Inventories	12 Months Ended
Feb. 28, 2026
Inventories [Abstract]
INVENTORIES

10. INVENTORIES

	As of February 28
Figures in Rand thousands	2026	2025

Other consumables	5,742	3,830
Total inventories	5,742	3,830

Inventories recognized as an expense in cost of revenue is NIL (2025: ZAR 2.1 million, 2024: ZAR 267.3 million).